Principal Subsidiaries and Non-Controlling Interests in Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Subsidiaries

The following table presents the major operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2018	2017
Canadian
1832 Asset Management L.P.	Toronto, Ontario	$1,524	$2,006
BNS Investments Inc.	Toronto, Ontario	13,870	13,551
Montreal Trust Company of Canada	Montreal, Quebec
National Trust Company(2)	Stratford, Ontario	415	449
Roynat Inc.	Calgary, Alberta	432	239
Scotia Capital Inc.	Toronto, Ontario	1,391	1,024
Scotia Dealer Advantage Inc.	Burnaby, British Columbia	592	567
Scotia Life Insurance Company	Toronto, Ontario	219	189
Scotia Mortgage Corporation	Toronto, Ontario	588	615
Scotia Securities Inc.	Toronto, Ontario	40	34
Tangerine Bank	Toronto, Ontario	3,525	3,488
Jarislowsky, Fraser Limited	Montreal, Quebec	947	–
MD Financial Management Inc.	Ottawa, Ontario	2,612	–

International
Scotiabank Colpatria S.A. (formerly Banco Colpatria Multibanca Colpatria S.A.) (51%)(3)	Bogota, Colombia	1,221	1,160
The Bank of Nova Scotia Berhad	Kuala Lumpur, Malaysia	318	303
The Bank of Nova Scotia International Limited	Nassau, Bahamas	19,312	18,223
BNS Asia Limited	Singapore
The Bank of Nova Scotia Trust Company (Bahamas) Limited	Nassau, Bahamas
Grupo BNS de Costa Rica, S.A.	San Jose, Costa Rica
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank (British Virgin Islands) Limited	Road Town, Tortola, B.V.I.
Scotiabank (Hong Kong) Limited	Hong Kong, China
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland
Scotiabank (Turks and Caicos) Ltd.	Providenciales, Turks and Caicos Islands
BNS International (Panama) S.A.	Panama City, Panama
Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.4%)	Mexico City, Mexico	3,901	3,544
Nova Scotia Inversiones Limitada	Santiago, Chile	5,100	3,325
Scotiabank Chile S.A. (75.5%)	Santiago, Chile
Scotia Holdings (US) Inc.(4)	New York, New York
Scotiabanc Inc.	Houston, Texas
Scotia Capital (USA) Inc.(4)(5)	New York, New York
Scotia International Limited	Nassau, Bahamas	635	642
Scotiabank Anguilla Limited	The Valley, Anguilla
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	386	223
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,847	1,710
Scotia Group Jamaica Limited (71.8%)	Kingston, Jamaica
The Bank of Nova Scotia Jamaica Limited	Kingston, Jamaica
Scotia Investments Jamaica Limited	Kingston, Jamaica
Scotiabank (Belize) Ltd.	Belize City, Belize
Scotiabank Trinidad and Tobago Limited (50.9%)	Port of Spain, Trinidad and Tobago
Scotiabank (Panama) S.A.	Panama City, Panama
Scotiabank Uruguay S.A.	Montevideo, Uruguay	490	496
Scotiabank de Puerto Rico	San Juan, Puerto Rico	1,555	1,395
Scotiabank El Salvador, S.A. (99.6%)	San Salvador, El Salvador	686	659
Scotiabank Europe plc	London, United Kingdom	2,432	2,400
Scotiabank Peru S.A.A. (98.05%)	Lima, Peru	4,877	4,518

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)	Effective October 29, 2018, National Trustco Inc. was dissolved and National Trust Company is held by the Bank.
(3)	Effective June 15, 2018, the name was changed to Scotiabank Colpatria S.A.
(4)	The carrying value of this subsidiary is included with that of its parent, BNS Investments Inc.
(5)	The carrying value of this subsidiary is included with that of its parent, Scotia Holdings (US) Inc.

Summary of Non-controlling Interests

The Bank’s significant non-controlling interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
	2018				2017
	Non-controlling interest %		Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A.(1)	24.5%		$917	$115	$191	$14
Scotiabank Colpatria S.A. (formerly Banco Colpatria Multibanca Colpatria S.A.) (51%)(2)	49.0%		519	–	445	38
Scotia Group Jamaica Limited	28.2%		340	17	300	17
Scotiabank Trinidad and Tobago Limited	49.1%		365	49	354	56
Other	0.1% - 49.0%	(3)	311	18	302	8
Total			$2,452	$199	$1,592	$133

(1)

Non-controlling interest holders for Scotiabank Chile S.A. have a right to sell their holding to the Bank at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(2)

Non-controlling interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of 7th anniversary (January 17, 2019) and at subsequent pre-agreed intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(3)	Range of non-controlling interest % for other subsidiaries.

Summary of financial information of Bank's subsidiaries with significant non-controlling interests

Summarized financial information of the Bank’s subsidiaries with significant non-controlling interests are as follows:

	As at and for the year ended October 31, 2018				As at and for the year ended October 31, 2017
($ millions)	Revenue	Total comprehensive income	Total assets	Total liabilities	Revenue	Total comprehensive income	Total assets	Total liabilities
Total	$3,615	$173	$80,352	$73,449	$2,978	$567	$49,077	$42,943